Increasing or Decreasing Current Health Care Cost Trend (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Domestic
1% Increase (Decrease) in healthcare cost trend rate
1% Increase in trend rate, accumulated benefit obligation	$ 124	$ 185
1% Increase in trend rate, postretirement cost	7	7
1% Decrease in trend rate, accumulated benefit obligation	(112)	(163)
1% Decrease in trend rate, postretirement cost	(6)	(6)
Non-U.S. Plans
1% Increase (Decrease) in healthcare cost trend rate
1% Increase in trend rate, accumulated benefit obligation	8,300	6,978
1% Increase in trend rate, postretirement cost	731	673
1% Decrease in trend rate, accumulated benefit obligation	(6,390)	(5,391)
1% Decrease in trend rate, postretirement cost	$ (539)	$ (493)